Loan Credit Agreement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Assumptions Used [Table Text Block]
	March 31, 2014	December 31, 2013
Dividend rate	0%	0%
Risk-free rate	2.3%	2.5%
Expected life (years)	6.4	6.7
Expected volatility	28.6%	27%

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.7
Expected volatility	27%